CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2020	Oct. 31, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Aemcolo
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment loss			$ 8.9	$ 0.8
Useful life of assets (in years)		11 years
Movantik
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful life of assets (in years)	10 years 6 months		12 years 6 months
Weighted average cost of capital
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input			0.16